Supplemental Guarantor Financial Information - Summary of Condensed Consolidating Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 11, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 33,030	$ 32,379	$ 66,815		$ 23,245
Restricted cash	1,048	1,325
Accounts receivable	12,040	10,201
Prepaid domain name registry fees	55,793	49,605
Prepaid expenses & other current assets	15,675	27,134
Total current assets	117,586	120,644
Property and equipment, net	75,762	56,837
Goodwill	1,207,255	1,105,023	984,207
Other intangible assets, net	359,786	410,338
Other assets	42,111	52,801
Total assets	1,802,500	1,745,643
Current liabilities:
Accounts payable	12,280	8,960
Accrued expenses and other current liabilities	54,842	48,633
Deferred revenue	285,945	259,567
Current portion of notes payable	77,500	60,500
Current portion of capital lease obligations	5,866	3,793
Deferred consideration, short-term	51,488	13,917
Total current liabilities	487,921	395,370
Deferred revenue, long-term	79,682	65,850
Notes payable	1,014,885	1,025,975
Capital lease obligations	7,215	4,302
Deferred consideration	813	10,722
Other long-term liabilities	32,310	38,385
Total liabilities	1,622,826	1,540,604
Redeemable non-controlling interest		30,543		$ 20,800
Equity	179,674	174,496
Total liabilities and equity	1,802,500	1,745,643
Parent [Member]
Current assets:
Cash and cash equivalents	12	1	1
Prepaid expenses & other current assets		1
Total current assets	12	2
Intercompany receivables, net	29,092	26,877
Investment in subsidiaries	150,164	147,616
Total assets	179,268	174,495
Current liabilities:
Equity	179,268	174,495
Total liabilities and equity	179,268	174,495
Issuer [Member]
Current assets:
Cash and cash equivalents	67	4,347	35,879		544
Prepaid expenses & other current assets	62	14,022
Total current assets	129	18,369
Intercompany receivables, net	(10,324)	29,635
Investment in subsidiaries	1,260,399	1,190,590
Other assets	3,130
Total assets	1,253,334	1,238,594
Current liabilities:
Accounts payable	3,769
Accrued expenses and other current liabilities	7,016	4,503
Total current liabilities	10,785	4,503
Notes payable	1,092,385	1,086,475
Total liabilities	1,103,170	1,090,978
Equity	150,164	147,616
Total liabilities and equity	1,253,334	1,238,594
Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents	21,286	18,702	25,042		19,636
Restricted cash	973	904
Accounts receivable	7,120	7,245
Prepaid domain name registry fees	29,250	27,943
Prepaid expenses & other current assets	9,722	7,438
Total current assets	68,351	62,232
Intercompany receivables, net	91,938	55,855
Property and equipment, net	66,011	55,191
Goodwill	1,072,838	969,055
Other intangible assets, net	328,922	365,735
Investment in subsidiaries	38,819	32,902
Other assets	34,151	49,615
Total assets	1,701,030	1,590,585
Current liabilities:
Accounts payable	7,269	6,565
Accrued expenses and other current liabilities	38,092	31,833
Deferred revenue	230,396	207,722
Current portion of notes payable	77,500	60,500
Current portion of capital lease obligations	5,866	3,793
Deferred consideration, short-term	50,840	13,437
Total current liabilities	409,963	323,850
Deferred revenue, long-term	71,982	58,325
Notes payable	(77,500)	(60,500)
Capital lease obligations	7,215
Deferred consideration		9,352
Other long-term liabilities	28,970	38,425
Total liabilities	440,630	369,452
Redeemable non-controlling interest		30,543
Equity	1,260,400	1,190,590
Total liabilities and equity	1,701,030	1,590,585
Non-Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents	11,665	9,329	$ 5,893		$ 3,065
Restricted cash	75	421
Accounts receivable	4,920	2,956
Prepaid domain name registry fees	26,878	21,662
Prepaid expenses & other current assets	8,263	6,239
Total current assets	51,801	40,607
Intercompany receivables, net	(110,706)	(112,367)
Property and equipment, net	9,751	1,646
Goodwill	134,417	135,968
Other intangible assets, net	30,864	44,603
Other assets	4,830	3,186
Total assets	120,957	113,643
Current liabilities:
Accounts payable	1,242	2,395
Accrued expenses and other current liabilities	12,106	12,863
Deferred revenue	56,290	51,845
Deferred consideration, short-term	648	480
Total current liabilities	70,286	67,583
Deferred revenue, long-term	7,700	7,525
Capital lease obligations		4,302
Deferred consideration	813	1,370
Other long-term liabilities	3,340	(40)
Total liabilities	82,139	80,740
Equity	38,818	32,903
Total liabilities and equity	120,957	113,643
Eliminations [Member]
Current assets:
Prepaid domain name registry fees	(335)
Prepaid expenses & other current assets	(2,372)	(566)
Total current assets	(2,707)	(566)
Investment in subsidiaries	(1,449,382)	(1,371,108)
Total assets	(1,452,089)	(1,371,674)
Current liabilities:
Accrued expenses and other current liabilities	(2,372)	(566)
Deferred revenue	(741)
Total current liabilities	(3,113)	(566)
Total liabilities	(3,113)	(566)
Equity	(1,448,976)	(1,371,108)
Total liabilities and equity	$ (1,452,089)	$ (1,371,674)